UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  10/31

Date of reporting period:   7/31/12

Item 1. Schedule of Investments.

Geier Strategic Total Return Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 6.68%	Shares	Fair Value

Materials - 3.98%
Agnico-Eagle Mines Limited	10,000	$438,300
Newmont Mining Corp.	8,000	355,760
Pan American Silver Corp.	20,000	298,800
Yamana Gold, Inc.	25,000	370,250
		1,463,110

Utilities - 2.70%
CenterPoint Energy, Inc.	15,616	328,873
Duke Energy Corp.	4,830	327,377
Xcel Energy, Inc.	11,542	338,181
		994,431

TOTAL COMMON STOCKS (Cost $2,294,272)		2,457,541

Mutual Funds - 5.46%

Central Fund of Canada, Ltd. - Class A (a) (e)	100,000	2,010,000

TOTAL MUTUAL FUNDS (Cost $2,028,418)		2,010,000

Corporate Bonds - 14.89%	Principal Amount

Ally Financial, Inc., 7.125%, 10/15/2017	$250,000	245,845
AngloGold Holdings PLC, 5.125%, 08/01/2022	200,000	205,671
Arch Coal, Inc., 8.750%, 08/01/2016	250,000	245,625
Atlas Pipeline Partners, 8.750%, 06/15/2018 (f)	250,000	269,375
Citigroup, Inc., 0.738%, 06/09/2016 (b)	250,000	221,502
Federal Farm Credit Bank, 5.875%, 08/16/2021	250,000	262,446
Federal Home Loan Bank, 1.000%, 05/14/2027	355,000	355,082
General Electric Capital Corp., 0.660%, 01/08/2016 (b)	250,000	242,137
Goldman Sachs Capital II, 4.000%, 06/01/2043 (b)	250,000	179,265
Kemper Corp., 6.000%, 05/15/2017	250,000	266,821
Lincoln National Corp., 7.000%, 05/17/2066 (b)	250,000	249,375
Macys Retail Holdings, Inc., 7.450%, 10/15/2016	500,000	583,459
Netflix Inc., 8.500%, 11/15/2017	250,000	264,687
Quicksilver Resources, Inc., 8.250%, 08/01/2015	250,000	238,750
SLM Corp., 2.556%, 11/1/2016 (b)	300,000	266,763
Steel Dynamics Inc., 7.750%, 4/15/2016	250,000	260,938
Suntrust Banks, Inc., 5.250%, 11/05/2012	100,000	101,186
Tesoro Corp., 6.500%, 06/01/2017	250,000	260,000
Tyson Foods, Inc., 6.600%, 04/01/2016	350,000	397,250
Whirlpool Corp., 6.500%, 06/15/2016	325,000	363,450

TOTAL CORPORATE BONDS (Cost $5,549,948)		5,479,627

Municipal Bonds - 23.51%

California Qualified School Board, 4.760%, 09/01/2017	355,000	378,185
City of Denton, TX, 5.000%, 02/15/2021	560,000	683,950
City of East Orange NJ, 5.300%, 04/01/2017	250,000	255,100
City of Garland, TX, 4.375%, 02/15/2025	100,000	109,199
City of Las Vegas NV, 5.900%, 05/01/2024	235,000	252,228
City of Port St. Lucie, FL, 4.000%, 07/01/2013	50,000	51,701
County of Douglas, MN, 3.000%, 08/01/2013	250,000	256,825
County of Mahoning OH, 5.500%, 12/01/2025	75,000	84,310
County of Maury, TN, 3.000%, 04/01/2016	530,000	570,587
County of Reeves TX, 6.875%, 12/01/2020	250,000	256,255
County of Sonoma CA, 6.000%, 12/01/2029	325,000	375,502
County of Wayne MI, 9.250%, 12/01/2025	250,000	289,973
Florida State Board of Governors, 4.000%, 07/01/2018	260,000	293,025
Government Development Bank for Puerto Rico, 3.670%, 05/01/2014	250,000	255,170
Indiana Bond Bank, 5.790%, 01/15/2025	250,000	259,402
Maryland State Transportation Authority, 5.000%, 07/01/2017	400,000	480,532
Medical Center Educational Building Corp., 3.000%, 06/01/2015	100,000	105,677
Metropolitan Nashville Airport Authority, 6.793%, 07/01/2029	130,000	146,426
New York City Transitional Finance Authority Future Tax Secured Revenue; 5.000%, 11/01/2020	100,000	111,696
State of Florida, 5.000%, 06/01/2016	220,000	256,575
State of Louisiana, 5.000%, 05/01/2019	300,000	370,575
State of Mississippi, 3.000%, 11/01/2018	250,000	277,948
State of North Carolina, 4.000%, 06/01/2016	100,000	106,663
Texas State University Systems, 5.000%, 03/15/2022	100,000	118,903
Texas Tech University, 5.000%, 08/15/2020	535,000	670,237
University of Arkansas, 3.000%, 12/01/2023	340,000	348,554
University of Missouri, 4.000%, 11/01/2016	270,000	307,681
University of South Carolina, 2.000%, 05/01/2013	325,000	384,634
University of South Carolina, 5.000%, 05/01/2025	245,000	247,764
Vermont State Colleges, 6.101%, 07/01/2025	310,000	343,802

TOTAL MUNICIPAL BONDS (COST $8,479,371)		8,649,079

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

U.S. Government Securities - 7.49%	Principal Amount	Fair Value

U.S. Treasury N/B, 6.125%, 08/15/2029	250,000	$393,477
U.S. Treasury N/B, 8.750%, 05/15/2020	1,500,000	2,362,734

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,402,773)		2,756,211

Mortgage Backed Securities - 4.61%

Countrywide Alternative Loan Trust, 0.536%, 05/25/2034 (b)	538,369	475,720
Credit Suisse First Boston Mortgage Securities Corp., 2.722%, 10/25/2033 (b)	228,752	217,372
Freddie Mac REMICS, 0.000%, 06/15/2036	250,123	247,925
Government National Mortgage Association, 6.500%, 12/20/2041 (b)	338,362	336,994
Morgan Stanley Mortgage Loan Trust, 2.782%, 10/25/2034 (b)	244,482	220,763
Structured Asset Securities Corp., 2.762%, 04/25/2033 (b)	201,825	195,623

TOTAL MORTGAGE BACKED SECURITIES (Cost $1,698,272)		1,694,397

Exchange-Traded Funds - 6.75%	Shares

iShares iBoxx $ Investment Grade Corporate Bond Fund	10,000	1,212,800
Sprott Physical Gold Trust (c)	50,000	702,500
Sprott Physical Silver Trust (c)	50,000	566,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,576,324)		2,481,300

Preferred Stocks - 0.75%

Public Storage, 6.350%, callable 07/26/2016	10,000	273,900

TOTAL PREFERRED STOCKS (Cost $250,000)		273,900

Money Market Securities - 30.20%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (d)	6,110,104	6,110,104
Fidelity Institutional Treasury Only Portfolio - Class I, 0.01% (d)	5,000,000	5,000,000

TOTAL MONEY MARKET SECURITIES (Cost $11,110,104)		11,110,104

TOTAL INVESTMENTS (Cost $36,389,482) - 100.34%		$36,912,159

Liabilities in excess of other assets - (0.34%)		(125,696)

TOTAL NET ASSETS - 100.00%		$36,786,463

(a) Closed-end Fund.
(b) Variable rate security, the coupon rate shown represents the rate at July 31, 2012.
(c) Non-income producing.
(d) Variable rate security; the rate shown represents the yield at July 31, 2012.
(e) Passive foreign investment company.
(f) Limited Partnership

Tax Related
Unrealized appreciation		783,137
Unrealized depreciation		(370,876)
Net unrealized appreciation (depreciation)		$412,261

Aggregate cost of securities for income tax purposes		$36,499,898

See accompanying notes which are an integral part of these financial statements.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments – continued
July 31, 2012
(Unaudited)

Fixed income securities such as corporate bonds, municipal bonds, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Geier Strategic Total Return Fund
Related Notes to the Schedule of Investments – continued
July 31, 2012
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$2,457,541	$-	$-	$2,457,541

Mutual Funds	2,010,000	-	-	2,010,000

Corporate Bonds	-	5,479,627	-	5,479,627

Municipal Bonds	-	8,649,079	-	8,649,079

U.S. Government Securities	-	2,756,211	-	2,756,211

Mortgage Backed Securities	-	1,694,397	-	1,694,397

Exchange-Traded Funds	2,481,300	-	-	2,481,300

Preferred Stocks	273,900	-	-	273,900

Money Market Securities	11,110,104	-	-	11,110,104

Total	$18,332,845	$18,579,314	$-	$36,912,159

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between all Levels as of July 31, 2012.

Granite Value Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 98.99%	Shares	Fair Value

Consumer Discretionary - 11.67%
Comcast Corp. - Class A	3,050	$99,278
General Motors Co. (a)	5,740	113,135
Staples, Inc.	8,140	103,704
TRW Automotive Holdings Corp. (a)	3,280	128,904
		445,021

Consumer Staples - 8.00%
Coca-Cola Co. / The	1,040	84,032
Unilever PLC (b)	3,050	109,221
Wal-Mart Stores, Inc.	1,505	112,017
		305,270

Energy - 18.50%
Apache Corp.	1,235	106,358
Exxon Mobil Corp.	1,500	130,275
QEP Resources, Inc.	3,820	114,715
Royal Dutch Shell PLC (b)	1,575	107,415
Ultra Petroleum (a)	5,795	137,689
Unit Corp. (a)	2,740	108,942
		705,394

Financials - 13.74%
Aflac, Inc.	2,555	111,858
American Express Co.	1,600	92,336
Berkshire Hathaway, Inc. - Class B (a)	1,625	137,865
Goldman Sachs Group, Inc. / The	1,015	102,414
JPMorgan Chase & Co.	2,210	79,560
		524,033

Health Care - 11.50%
Abbott Laboratories	1,600	106,096
Johnson & Johnson	1,645	113,867
Sanofi (b)	3,100	125,984
UnitedHealth Group, Inc.	1,815	92,728
		438,675

Industrials - 9.00%
Boeing Co. / The	1,345	99,409
General Electric Co.	6,610	137,158
Lockheed Martin Corp.	1,195	106,678
		343,245

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 98.99% - continued	Shares	Fair Value

Information Technology - 18.22%
Accenture PLC - Class A	1,785	$107,636
Apple, Inc.	180	109,937
Cisco Systems, Inc.	6,775	108,061
Hewlett-Packard Co.	5,730	104,515
International Business Machines Corp. (IBM)	275	53,895
Microsoft Corp.	3,675	108,302
Western Union	5,885	102,576
		694,922

Materials - 2.78%
Freeport-McMoRan Copper & Gold, Inc.	3,150	106,061

Telecommunication Services - 3.49%
Sprint Nextel Corp. (a)	30,505	133,002

Utilities - 2.09%
Calpine Corp. (a)	4,660	79,636

TOTAL COMMON STOCKS (Cost $3,650,113)		3,775,259

Money Market Securities - 0.07%
Fidelity Institutional Money Market Fund - Prime Money Market Portfolio, 0.19% (c)	2,548	2,548

TOTAL MONEY MARKET SECURITIES (Cost $2,548)		2,548

TOTAL INVESTMENTS (Cost $3,652,661) - 99.06%		$3,777,807

Other assets less liabilities - 0.94%		35,883

TOTAL NET ASSETS - 100.00%		$3,813,690

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the 7-day yield at July 31, 2012.

Tax Related
Unrealized appreciation		$248,761
Unrealized depreciation		(123,615)
Net unrealized appreciation		$125,146

Aggregate cost of securities for income tax purposes		$3,652,661

See accompanying notes which are an integral part of these financial statements.

Granite Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Granite Value Fund
Related Notes to the Schedule of Investments – continued
July 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$3,775,259	$-	$-	$3,775,259

Money Market Securities	2,548	-	-	2,548

Total	$3,777,807	$-	$-	$3,777,807

*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Fund recognizes transfers between fair value hierarchy levels at the reporting period end.  During the fiscal period ended July 31, 2012, there were no transfers between levels.

Green Owl Intrinsic Value Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 99.47%	Shares	Fair Value

Consumer Discretionary - 23.28%
Bed Bath & Beyond, Inc. (a)	8,440	$514,418
Biglari Holdings, Inc. (a)	1,627	611,345
CarMax, Inc. (a)	27,330	760,594
Kohl's Corp.	14,070	699,560
Lowe's Companies, Inc.	33,650	853,701
Red Robin Gourmet Burgers, Inc. (a)	536	16,000
Target Corp.	13,130	796,335
Walt Disney Co. / The	13,770	676,658
		4,928,611

Consumer Staples - 16.66%
Coca-Cola Co. / The	5,785	467,428
Costco Wholesale Corp.	2,200	211,596
CVS Caremark Corp.	10,490	474,672
Procter & Gamble Co. / The	5,875	379,173
Sysco Corp.	14,515	426,596
Wal-Mart Stores, Inc.	10,365	771,467
Walgreen Co.	21,915	796,829
		3,527,761

Financials - 28.90%
American Express Co.	9,665	557,767
Bank of America Corp.	64,300	471,962
Bank of New York Mellon Corp. / The	38,535	820,025
Berkshire Hathaway, Inc. - Class B (a)	22,265	1,888,963
Franklin Resources, Inc.	3,865	444,282
Goldman Sachs Group, Inc. / The	4,500	454,050
Markel Corp. (a)	355	153,381
Wells Fargo & Co.	39,345	1,330,254
		6,120,684

Health Care - 10.92%
Abbott Laboratories	8,630	572,255
Becton, Dickinson and Co.	8,240	623,850
Johnson & Johnson	12,495	864,904
St. Jude Medical, Inc.	6,730	251,433
		2,312,442

Industrials - 8.11%
Boeing Co. / The	7,320	541,021
Expeditors International of Washington, Inc.	10,800	384,156
Robert Half International, Inc.	15,530	419,465
United Parcel Service, Inc. (UPS) - Class B	4,930	372,757
		1,717,399

Information Technology - 11.39%
Accenture PLC - Class A	12,315	742,595
Apple, Inc.	1,145	699,320
Automatic Data Processing, Inc.	6,895	389,912
Google, Inc. - Class A (a)	803	508,275
Hewlett-Packard Co.	3,950	72,048
		2,412,150

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund
Schedule of Investments - continued
July 31, 2012
(Unaudited)

Common Stocks - 99.47% - continued	Shares	Fair Value

Materials - 0.21%
Cemex SAB de CV (a) (b) (c)	6,344	$44,154

TOTAL COMMON STOCKS (Cost $19,676,790)		21,063,201

Money Market Securities - 1.07%

Federated Treasury Obligations Fund, 0.01% (d)	225,841	$225,841

TOTAL MONEY MARKET SECURITIES (Cost $225,841)		225,841

TOTAL INVESTMENTS (Cost $19,902,631) - 100.54%		$21,289,042

Liabilities in excess of other assets - (0.54%)		(114,629)

TOTAL NET ASSETS - 100.00%		$21,174,413

(a) Non-income producing
(b) American Depositary Receipt
(c) SAB de CV - a variable capital company (Mexico)
(d) Variable rate security; the rate shown represents the 7-day yield at July 31, 2012.

Tax Related
Unrealized appreciation		1,619,034
Unrealized depreciation		(232,623)
Net unrealized appreciation (depreciation)		$1,386,411

Aggregate cost of securities for income tax purposes		$19,902,631

See accompanying notes which are an integral part of these financial statements.

Green Owl Intrinsic Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Green Owl Intrinsic Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Green Owl Intrinsic Value Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$21,063,201	$-	$-	$21,063,201

Money Market Securities	225,841	-	-	225,841

Total	$21,289,042	$-	$-	$21,289,042
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no transfers between all Levels as of July 31, 2012.

TEAM Asset Strategy Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Common Stocks - 61.60%	Shares	Fair Value

Gold & Silver Ores - 37.77%
Allies Nevada Gold Corp. (a)	90,000	$2,326,500
AngloGold Ashanti Ltd. (b)	75,000	2,550,750
Eldorado Gold Corp.	227,000	2,453,870
Gold Resource Corp. (f)	175,000	3,137,750
Kinross Gold Corp.	475,000	3,947,250
Newmont Mining Corp.	55,000	2,445,850
Pan American Silver Corp.	107,100	1,600,074
Yamana Gold, Inc. (c)	249,000	3,687,690
		22,149,734

Mining - 13.72%
First Majestic Silver Corp. (a)	50,000	808,500
New Gold, Inc. (a)(c)	283,000	2,858,300
Rubicon Minerals Corp. (a)	1,400,000	4,382,000
		8,048,800

Oil, Gas Field Services - 2.10%
Heckmann Corp. (a)(f)	400,000	1,232,000

Radio & TV Broadcasting & Communications Equipment - 4.19%
Nokia Corp. (b)(f)	1,020,000	2,458,200

Services - 3.82%
U.S. Global Investors, Inc. - Class A (c)	475,200	2,238,192

TOTAL COMMON STOCKS (Cost $42,458,551)		36,126,926

Exchanged Traded Funds - 10.45%

Market Vector's Gold Miners ETF	70,000	2,994,600
SPDR Gold Shares (a)	20,000	3,130,800

TOTAL EXCHANGE TRADED FUNDS (Cost $6,324,963)		6,125,400

Money Market Securities - 9.59%

Fidelity Institutional Treasury Only Portfolio, 0.01% (d)	5,623,625	5,623,625

TOTAL MONEY MARKET SECURITIES (Cost $5,623,625)		5,623,625

Call Options Purchased - 3.92%	Outstanding Contracts	Fair Value

iShares Silver Trust/ August 2012/ Strike $27.00 (e)	4,000	308,000
Market Vectors Gold Miners/ August 2012/ Strike $42.50 (e)	6,000	840,000
Market Vectors Gold Miners/ January 2013/ Strike $55.00 (e)	5,000	390,000
Market Vectors JR Gold Miners/ January 2013/ Strike $23.63 (e)	3,000	309,000
SPDR Gold Trust/ January 2013/ Strike $170.00 (e)	1,000	450,000

TOTAL CALL OPTIONS PURCHASED (Cost $3,980,555)		2,297,000

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Schedule of Investments
July 31, 2012
(Unaudited)

Put Options Purchased - 8.58%	Outstanding Contracts	Fair Value

American Express Co./ August 2012/ Strike $55.00 (e)	2,000	80,000
Boeing Co./The/ September 2012/ Strike $72.50 (e)	1,000	197,000
Capital One Financial Corp./ September 2012/ Strike $50.00 (e)	300	18,000
Coca-Cola Co./The/ August 2012/ Strike $75.00 (e)	1,000	9,000
Consumer Staples Select Sector SPDR/ September 2012/ Strike $33.00 (e)	5,050	68,175
Health Care Select Sector SPDR/ September 2012/ Strike $36.00 (e)	5,000	130,000
Health Care Select Sector SPDR/ September 2012/ Strike $37.00 (e)	3,000	120,000
Industrial Select Sector SPDR/ August 2012/ Strike $35.00 (e)	5,000	175,000
iShares MSCI EAFE Index/ August 2012/ Strike $49.00 (e)	5,000	290,000
iShares MSCI Mexico Investable Market Index/ September 2012/ Strike $60.00 (e)	1,000	145,000
iShares Dow Jones US Real Estate Index/ September 2012/ Strike $60.00 (e)	7,050	310,200
iShares Dow Jones Transportation Average Index/ September 2012/ Strike $91.00 (e)	1,000	299,000
iShares Russell 2000 Index/ August 2012/ Strike $75.00 (e)	3,000	156,000
iShares Russell 2000 Index/ August 2012/ Strike $78.00 (e)	3,000	429,000
Lennar Corp./ August 2012/ Strike $26.00 (e)	300	7,200
Powershares QQQ Trust Series 1/ August 2012/ Strike $63.00 (e)	8,000	392,000
Powershares QQQ Trust Series 1/ September 2012/ Strike $60.00 (e)	9,000	531,000
S&P 500 Index/ August 2012/ Strike $1,320.00 (e)	200	94,200
S&P 500 Index/ August 2012/ Strike $1,350.00 (e)	200	234,000
Salesforce.com. Inc./ November 2012/ $120.00 (e)	600	657,000
SPDR S&P Homebuilders/ September 2012/ $21.00 (e)	5,000	485,000
Technology Select Sector SPDR/ August 2012/ $27.00 (e)	10,000	75,000
Utilities Select Sector SPDR/ September 2012/ $36.00 (e)	5,000	130,000

TOTAL PUT OPTIONS PURCHASED (Cost $9,858,949)		5,031,775

Short-Term Investment - 7.81%	Shares

Fidelity Institutional Treasury Only Portfolio, 0.01% (g)	4,581,164	4,581,164

TOTAL SHORT-TERM INVESTMENT (Cost $4,581,164)		4,581,164

TOTAL INVESTMENTS (Cost $73,351,507) - 101.95%		$59,785,890

TOTAL FOREIGN CURRENCY OPTION CONTRACTS (Cost $523,700) - 0.48%		282,688

Liabilities in excess of cash & other assets - (2.43)%		(1,423,935)

TOTAL NET ASSETS - 100.00%		$58,644,643

(a) Non-income producing.
(b) American Depositary Receipt.
(c) All or a portion of this security is held as collateral on forward currency exchange contracts.
(d) Variable rate security; the rate shown represents the 7 day yield at July 31, 2012.
(e) Each Call/Put contract has a multiplier of 100 shares.
(f) The security or a partial position of the security was on loan as of July 31, 2012. The total value of securities on loan as of July 31, 2012 was $4,382,350.
(g) Purchased with cash collateral held from securities lending. This represents the value of collateral as of July 31, 2012.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
SCHEDULE OF FOREIGN CURRENCY OPTION CONTRACTS*
July 31, 2012
(Unaudited)

	Exercise	Expiration	Notional		Market
Description	Price	Date	Amount	Cost	Value

Call - OTC U.S Dollar versus Canadian Dollar	CAD 1.0125	8/16/12	$10,000,000	$204,950	$30,533
Call - OTC U.S Dollar versus Australian Dollar	AUD 1.0300	8/23/12	15,000,000	70,650	73,365
Call - OTC U.S. Dollar versus Japanese Yen	JPY 80.0000	8/23/12	60,000,000	172,800	98,520
Put - OTC U.S. Dollar versus Swiss Franc	CHF 0.9725	8/16/12	10,000,000	75,300	80,270
				$523,700	$282,688

* Barclay's PLC. is the counterparty for all open foreign currency option contracts held by the Fund as of July 31, 2012.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Schedule of Investments
July 31, 2012
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Fair Value	(Depreciation)

E-Mini S&P 500 Futures Contract June 2012 (a)	(600)	$(41,238,000)	$(131,112)

Total Short Futures Contracts			$(131,112)

(a) Each NASDAQ Futures contract has a multiplier of 20 shares.
(b) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.
(a) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.

Tax Related (Excludes Forward Currency Contracts, Short Futures Contracts and Foreign Currency Options)
Unrealized appreciation			1,589,599
Unrealized depreciation			(15,909,292)
Net unrealized depreciation			$(14,319,693)

Aggregate cost of securities for income tax purposes			74,105,583

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
July 31, 2012
(Unaudited)
				U.S. $		U.S. $	Unrealized
	Settlement	Currency to		Value at	Currency to	Value at	Appreciation
	Date	be Delivered		Jul. 31, 2012	be Received	Jul. 31, 2012	(Depreciation)
	8/27/12	9,648,319 Australian Dollars	(a)	9,889,430	10,123,357 U.S. Dollars	10,123,357	233,927
	8/27/12	137,220,500 Mexican Peso	(a)	10,000,000	10,306,691 U.S. Dollars	10,306,691	306,691
	8/27/12	10,123,357 U.S. Dollars	(b)	10,123,357	9,648,319 Australian Dollars	10,000,000	(123,357)
	8/27/12	10,112,526 U.S. Dollars	(a)	10,112,526	9,637,997 Australian Dollars	10,000,000	(112,526)
	8/27/12	10,189,874 U.S. Dollars	(a)	10,189,874	790,190,000 Japanese Yen	10,000,000	(189,874)
	8/27/12	10,123,001 U.S. Dollars	(a)	10,123,001	795,410,000 Japanese Yen	10,082,812	(40,189)
	8/27/12	10,306,691 U.S. Dollars	(a)	10,306,691	137,220,500 Mexican Peso	9,969,812	(336,879)
				$70,744,879		$70,482,672	$(262,207)

(a)	Barclay's PLC. is the counterparty for the open forward currency exchange contract held by the Fund as of July 31, 2012.
(b)	UBS AG. is the counterparty for the open forward currency exchange contract held by the Fund as of July 31, 2012.

See accompanying notes which are an integral part of these financial statements.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments
July 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Forward Currency Exchange Contracts - The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.   The Fund has engaged in foreign currency exchange transactions for the purpose of capitalizing on the movements of foreign currency value versus the U.S. dollar.

Futures Contracts - The Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.  Cash held at the broker as of July 31, 2012, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2012
 (Unaudited)

proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.  See Note 4 for information on futures contract activity during the period ended July 31, 2012.

Security loans – Under the terms of the securities lending agreement with Huntington National Bank, the Fund may make loans of its portfolio securities (in an amount up to 33 1/3% of Fund assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). As of July 31, 2012, the Fund loaned commons stocks having a fair value of $4,382,350, and received $4,581,164 of cash collateral for the loan.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2012
 (Unaudited)

Equity securities, including common stocks and exchanged traded funds, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities are generally categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued using the amortized cost method of valuation, which the Board has determined represents fair value. These securities will be classified as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts and futures contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Funds invest are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2012
 (Unaudited)

calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$36,126,926	$-	$-	$36,126,926
Exchange-Traded Funds	6,125,400	-	-	6,125,400
Money Market Securities	5,623,625	-	-	5,623,625
Call Options Purchased	2,297,000	-	-	2,297,000
Put Options Purchased	5,031,775	-	-	5,031,775
Short Term Investments	4,581,164	-	-	4,581,164
Total Investments	$59,785,890	$-	$-	$59,785,890
Foreign Currency Options	282,688	-	-	282,688
Long Forward Currency Exchange Contracts	-	540,617	-	$540,617
Total	$60,068,578	$540,617	$-	$60,609,195

*Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Futures Contracts	-	(131,112)	-	(131,112)
Short Forward Currency Exchange Contracts	-	(802,824)	-	(802,824)
Total	$-	$(933,936)	$-	$(933,936)

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2012 the Fund had no transfers between Levels at any time during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

TEAM Asset Strategy Fund
Related Notes to the Schedule of Investments - continued
July 31, 2012
 (Unaudited)

Derivative Transactions – Call and put options purchased, foreign currency call and put options, futures contracts and long and short forward currency contracts are represented on the Statement of Assets and Liabilities under investments in securities at value, cash held at broker and receivable for forward currency contracts, respectively and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on option, forward currency exchange contracts, and futures contracts, respectively.

Please see the chart below for information regarding call and put options purchased, foreign currency call and put options purchased, futures contracts and long and short forward currency contracts for the Fund.

At July 31, 2012:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Call Options Purchased	Investment in Securities, at fair value	$2,297,000

Put Options Purchased	Investment in Securities, at fair value	$5,031,775

Foreign Currency Call Options Purchased	Foreign Currency Call Options Purchased	$202,418

Foreign Currency Put Options Purchased	Foreign Currency Put Options Purchased	$80,270

Futures Contracts	Receivable for net variation margin on futures contracts	$177,000

Long Forward Currency Exchange Contracts	Receivable for forward currency exchange contracts	$540,617

Short Forward Currency Exchange Contracts	Payable for forward currency exchange contracts	$(802,824)

For the period ended July 31, 2012 :
Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investments	75,700	75,700	$(1,566,114)	$(2,477,588)
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	228,700	152,000	$(1,137,741)	$(4,410,578)
Equity Risk:
Future Contracts	Net realized and unrealized gain (loss) on investments	6,490	5,890	$1,348,095	$(131,112)
Foreign Exchange Risk:
Foreign Currency Call Options Purchased	Net realized and unrealized gain (loss) on investments	5	2	$(59,100)	$(245,982)
Foreign Exchange Risk:
Foreign Currency Puts Options Purchased	Net realized and unrealized gain (loss) on investments	1	0	$-	$4,970
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Long Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	144	150	$(3,520,879)	$(241,654)
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Short Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	145	150	$9,217,115	$(736,469)
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Long Spot Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	18	18	$15,490	$-
Foreign Exchange Risk:	Net realized and unrealized gain (loss) on
Short Spot Forward Currency Exchange Contracts	Forward Currency Exchange Contracts	18	18	$(295,055)	$-
As of July 31, 2012, the Fund sold 600 futures contracts for delivery on June 2012. The Fund has recorded an unrealized loss of $131,112 as of July 31, 2012 related to these contracts. The Fund additionally recorded an asset of $177,000 as of July 31, 2012 related to the current day’s variation margin related to these contracts.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of September 26, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By     /s/ R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date : 9/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/ R. Jeffrey Young
        R. Jeffrey Young, President and Principal Executive Officer

Date  : 9/27/2012

By       /s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date :  9/27/2012